Notes relating to the consolidated statement of financial position - Defined Benefit Plans - Sensitivity Analysis (Details) - Discount rate	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in percentage	1.00%
Increase in percentage	1.00%
Defined benefit obligation increase due to increase in discount rate	€ 198,100
Defined benefit obligation decrease due to decrease in discount rate	€ 57,100
Defined benefit obligation increase (in percentage)	15.51%
Defined benefit obligation decrease (in percentage)	(4.47%)